Document and Entity Information	12 Months Ended
Feb. 26, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Stratus Technologies Bermuda Holdings Ltd.
Entity Central Index Key	0001507842
Document Type	20-F
Document Period End Date	Feb. 26, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--02-26
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	44,323,789.38